Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	15,005,000,000	15,005,000,000
Ordinary shares, shares issued (in Shares)	[1]		7,827,355
Ordinary shares, shares outstanding (in Shares)	[1]		7,827,355
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	45,000,000	45,000,000
Ordinary shares, shares issued (in Shares)	[1]	6,827,383
Ordinary shares, shares outstanding (in Shares)	[1]	6,827,383
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	5,000,000	5,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,000,000

[1]	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.